Derivatives Due in Identical Nature (Detail) (USD $)	12 Months Ended					12 Months Ended
	Dec. 31, 2012	Dec. 31, 2012 Other Assets	Dec. 31, 2011 Other Assets	Dec. 31, 2012 Other Liabilities	Dec. 31, 2011 Other Liabilities	Dec. 31, 2012 Aviv Healthcare Properties Limited Partnership and Subsidiaries	Dec. 31, 2012 Aviv Healthcare Properties Limited Partnership and Subsidiaries Other Assets	Dec. 31, 2011 Aviv Healthcare Properties Limited Partnership and Subsidiaries Other Assets	Dec. 31, 2012 Aviv Healthcare Properties Limited Partnership and Subsidiaries Other Liabilities	Dec. 31, 2011 Aviv Healthcare Properties Limited Partnership and Subsidiaries Other Liabilities
Derivatives, Fair Value [Line Items]
Total notional amount	$ 200,000,000					$ 200,000,000
Fixed rates	6.49%					6.49%
Floor rate	1.25%					1.25%
Effective date	Nov. 09, 2010					Nov. 09, 2010
Termination date	Sep. 17, 2015					Sep. 17, 2015
Asset balance
Liability balance				$ (3,773,332)	$ (3,297,342)				$ (3,773,332)	$ (3,297,342)